PGIM Laddered S&P 500 Buffer 12 ETF
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Long-Term Investments 99.8%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 12 ETF - January*	139,591	$4,279,609

PGIM S&P 500 Buffer 12 ETF - February*	142,196	4,252,528

PGIM S&P 500 Buffer 12 ETF - March*	145,053	4,385,199

PGIM S&P 500 Buffer 12 ETF - April*	148,831	4,231,251

PGIM S&P 500 Buffer 12 ETF - May*	144,873	4,287,386

PGIM S&P 500 Buffer 12 ETF - June*	149,429	4,340,345

PGIM S&P 500 Buffer 12 ETF - July*	148,868	4,348,687

PGIM S&P 500 Buffer 12 ETF - August*	148,705	4,366,886

PGIM S&P 500 Buffer 12 ETF - September*	149,058	4,281,527

PGIM S&P 500 Buffer 12 ETF - October*	149,611	4,282,435

PGIM S&P 500 Buffer 12 ETF - November*	149,965	4,339,102

PGIM S&P 500 Buffer 12 ETF - December*	150,911	4,254,045

Total Long-Term Investments (cost $47,610,626)		51,649,000

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $105,001)	105,001	105,001

TOTAL INVESTMENTS 100.0% (cost $47,715,627)(wa)		51,754,001
Other assets in excess of liabilities 0.0%		410

Net Assets 100.0%		$51,754,411

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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